COMMITMENTS AND CONTINGENCIES - Contingencies (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 696,024	$ 915,155
Labor proceedings
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	161,337	136,692
Civil proceedings
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	253,108	316,314
Administrative, tax proceedings and other proceedings
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 281,579	$ 462,149